PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]	Note 3 – Prepaid Expenses Prepaid expenses consisted of $6,742 in prepaid legal fees as of August 31, 2016 and May 31, 2016:
NOTE 5 - PREPAID EXPENSES

Prepaid expenses consist of the following as of May 31, 2016 and 2015:

	May 31,	May 31,
	2016	2015
Prepaid legal fee	$6,742	$3,466
Prepaid consulting fees	-	28,334
Total prepaid expenses	$6,742	$31,800